Acquisitions and Divestitures	6 Months Ended
Oct. 02, 2015
Computer Sciences GS Business
Entity Information [Line Items]
Acquisitions and Divestitures
Acquisitions and Divestitures

Fiscal 2015 Acquisition
On July 31, 2014, the Computer Sciences GS Business acquired Tenacity Solutions for $35,429 in an all-cash transaction. The Computer Sciences GS Business acquired this entity primarily to enhance its cyber security, systems engineering and software development service offerings in the federal intelligence sector. The purchase price was allocated to assets acquired and liabilities assumed based on fair value at the date of acquisition, as follows: $3,876 to current assets, $9,400 to an intangible asset other than goodwill, $8,447 to current liabilities and $30,600 to goodwill. The intangible asset, which is associated with the Computer Sciences GS Business’s customer relationships and government programs, is being amortized over 15 years. The goodwill is expected to be tax deductible. The acquisition of Tenacity is reported in the Defense and Intelligence segment. The pro forma financial information for this acquisition was not presented because the effects of this acquisition were not material to the Computer Sciences GS Business’s combined results.
Fiscal 2016 Divestiture

On April 27, 2015, the Computer Sciences GS Business divested its wholly-owned subsidiary, Welkin Associates Limited (“Welkin”), a provider of systems engineering and technical assistance services to the intelligence community and other U.S. Department of Defense clients. The Computer Sciences GS Business received consideration of $34,000, and recorded a pre-tax gain on sale of $18,464, which is included in Other income, net on the unaudited Combined Condensed Statement of Operations. Included in the divested net assets of $13,788 was $10,717 of goodwill and transaction costs of $1,748. The divestiture did not qualify to be presented as discontinued operations as it did not represent a strategic shift that would have a major effect on the Computer Sciences GS Business’s operations and financial results.
Fiscal 2015 Divestiture

During the first quarter of fiscal 2015, the Computer Sciences GS Business recorded a $1,423 loss from discontinued operations, net of taxes related to the divestiture of its base operations, aviation and ranges services business unit, the Applied Technology Division (“ATD”), during Fiscal 2014, which included $513 related to the resolution of certain contingencies and $910 for net working capital adjustments which reduced the total gain on the sale.